Short-Term Deposits and Restricted Cash	12 Months Ended
Dec. 31, 2021
Disclosure of short-term investments and deposits [Abstract]
Short-Term Deposits and Restricted Cash
Note 6 – Short-Term Deposits and Restricted Cash

	As at December 31,
	2021	2020
	$ Thousands
Short-term deposits and restricted cash (1)	229	564,247

(1)	A significant portion of the balance in 2020 was used to pay for the acquisition of CPV in January 2021. For further details, refer to Note 10.a.1.i.